Income Taxes	12 Months Ended
Mar. 31, 2025
Income Taxes
15. Income Taxes
The components of pretax income (loss), net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
United States	$(139.3)	$(143.8)	$(33.5)
International	26.9	71.1	38.9

	$(112.4)	$(72.7)	$5.4

The Company’s current and deferred income tax provision (benefits) are as follows:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Current provision (benefit):
Federal	$3.1	$20.4	$3.2
States	2.7	5.6	(0.5)
International	11.1	12.6	10.0

Total current provision	$16.9	$38.6	$12.7

Deferred provision (benefit):
Federal	$1.6	$(3.4)	$0.4
States	(4.0)	0.3	(0.1)
International	—	(1.3)	1.3

Total deferred provision (benefit)	(2.4)	(4.4)	1.6

Total provision for income taxes	$14.5	$34.2	$14.3

Although the Company is incorporated under Canadian law, the majority of its global operations are currently subject to tax in the U.S. As a result, the Company believes it is more appropriate to use the U.S. federal statutory income tax rate of 21% in its reconciliation of the statutory rate to its reported income tax provision (benefit). The Company’s income tax provision differs from the U.S. federal statutory rate multiplied by pretax income (loss) due to the mix of the Company’s pretax income (loss) generated across the various jurisdictions in which it operates, changes in the valuation allowance against deferred tax assets, and certain minimum taxes and foreign withholding taxes.
The differences between income taxes expected at U.S. federal statutory income tax rates and the income tax provision are as set forth below:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Income taxes computed at Federal statutory rate	$(23.9)	$(15.3)	$1.1
Foreign operations subject to different income tax rates	6.9	6.8	5.0
State income tax	(1.5)	5.9	(0.6)
Remeasurements of originating deferred tax assets and liabilities	(283.4)	4.7	(4.7)
Permanent differences	2.1	0.1	2.1
Nondeductible share based compensation	4.5	1.2	1.8
Nondeductible officers compensation	4.2	7.7	9.8
Non-controlling interest in partnerships	2.8	18.6	1.8
Foreign derived intangible income	—	(2.4)	(1.4)
Other	0.1	2.7	1.7
Changes in valuation allowance	302.7	4.2	(2.3)

Total provision for income taxes	$14.5	$34.2	$14.3

The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Deferred tax assets:
Net operating losses	$395.3	$241.9
Foreign tax credits	36.6	—
Intangible assets	—	9.5
Accrued compensation	34.8	42.9
Operating leases- liabilities	76.3	83.5
Other assets	45.8	50.7
Reserves	19.1	21.1
Interest	180.3	68.0

Total deferred tax assets	788.2	517.6
Valuation allowance	(686.6)	(341.6)

Deferred tax assets, net of valuation allowance	101.6	176.0
Deferred tax liabilities:
Intangible assets	(2.0)	—
Investment in film and television programs	(13.2)	(56.9)
Unrealized gains on derivative contracts	(25.4)	(32.9)
Operating leases - assets	(68.2)	(78.2)
Other	(4.1)	(21.7)

Total deferred tax liabilities	(112.9)	(189.7)

Net deferred tax liabilities	$(11.3)	$(13.7)

The Company has recorded valuation allowances for certain deferred tax assets, which are primarily related to U.S. federal, state, foreign net operating loss carryforwards (“NOLs”), U.S. foreign tax credit carryforwards and carryforwards of U.S. federal and state interest expenses limited in their deduction under the Internal Revenue Code and similar state statutes. In its assessment, the Company has concluded there to be sufficient uncertainty regarding the future realization of these deferred tax assets.
The table below presents the changes in the deferred tax valuation allowances:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Beginning balance	$341.6	$152.2	$362.8
Changes in valuation allowance	302.7	4.2	(2.3)
Other (1)	42.3	185.2	(208.3)

Ending balance	$686.6	$341.6	$152.2

(1)
Valuation allowance adjustments recorded in other comprehensive income are primarily associated with hedging activity. Amounts for the year ended March 31, 2025 and March 31, 2024 also include opening balances of $23.0 million and $187.0 million, respectively, due to the acquisition of eOne on December 27, 2023.

Following the Business Combination, certain tax attributes were statutorily allocated from Old Lionsgate to the legal entities comprising the Studio Business. As of March 31, 2025, the Company has U.S. federal NOLs of approximately $1,067.4 million available to reduce future U.S. federal income taxes, certain of which expire beginning in 2037 through 2038. As of March 31, 2025, the Company had state NOLs of approximately $817.7 million available to reduce future state income taxes which expire in varying amounts beginning in 2026. As of March 31, 2025, the Company had Canadian NOLs of approximately $324.1 million which will expire beginning in 2030. As of March 31, 2025, the Company had Spanish NOLs of $95.6 million which will expire beginning in 2036. As of March 31, 2025 the Company had U.K. NOLs of approximately $64.9 million with no expiration. As of March 31, 2025, the Company had other foreign jurisdiction NOLs of $13.6 million which will expire beginning in 2028. In addition, as of March 31, 2025, the Company had U.S federal credit carryforwards related to foreign taxes paid of approximately $36.6 million to offset future U.S. federal income taxes that will expire beginning in 2026.
The unrecognized tax benefits that are not expected to result in payment or receipt of cash within one year are classified as “other liabilities” in the consolidated balance sheets. As of March 31, 2025 and 2024, the total amount of gross unrecognized tax benefits, exclusive of interest and penalties, was $0.4 million and $0.4 million, respectively, which, if recognized, would favorably impact the Company’s effective tax rate. The aggregate changes in the Company’s gross amount of unrecognized tax benefits, exclusive of interest and penalties, are summarized as follows:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2022	$1.0
Increases related to current year tax position	—
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.7)

Gross unrecognized tax benefits at March 31, 2023	0.3
Increases related to current year tax position	—
Increases related to prior year tax positions	5.3
Decreases related to prior year tax positions	—
Settlements	—
Lapse in statute of limitations	(0.3)

Gross unrecognized tax benefits at March 31, 2024	5.3
Increases related to current year tax position	—
Increases related to prior year tax positions	5.6
Decreases related to prior year tax positions	(2.0)
Settlements	—
Lapse in statute of limitations	(0.8)

Gross unrecognized tax benefits at March 31, 2025	$8.1

The Company records interest and penalties on unrecognized tax benefits as part of its income tax provision. For the years ended March 31, 2025, 2024 and 2023, the Company recognized insignificant amounts of interest and penalties related to uncertain tax positions. The Company estimates the liability for unrecognized tax benefits may decrease by approximately $0.8 million in the next twelve months.

The Company is subject to taxation in the U.S. and various state, local, and foreign jurisdictions. To the extent allowed by law, the taxing authorities may have the right to examine prior periods where NOLs were generated and carried forward and make adjustments up to the amount of the NOLs. While the Company is in various stages of inquiry and examination with certain taxing authorities and believes that its tax positions will more likely than not be sustained, it is nonetheless possible that future obligations related to these matters could arise. The Company believes that adequate amounts have been reserved for any adjustments that may ultimately result from an examination.

LIONS GATE ENTERTAINMENT CORP [Member]
Income Taxes
14. Income Taxes
The components of pretax income (loss), net of intercompany eliminations, are as follows:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
United States	$(362.5)	$(1,389.9)	$(2,218.6)
International	3.7	208.6	221.1

	$(358.8)	$(1,181.3)	$(1,997.5)

The Company’s current and deferred income tax provision (benefits) are as follows:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Current provision (benefit):
Federal	$4.4	$(62.5)	$11.9
States	(4.4)	1.7	(0.4)
International	9.5	14.3	15.1

Total current provision (benefit)	$9.5	$(46.5)	$26.6

Deferred provision (benefit):
Federal	$9.0	$(6.6)	$(7.7)
States	(0.7)	(11.9)	(0.1)
International	(3.0)	—	2.5

Total deferred provision (benefit)	5.3	(18.5)	(5.3)

Total provision (benefit) for income taxes	$14.8	$(65.0)	$21.3

Although the Company is incorporated under Canadian law, the majority of its global operations are currently subject to tax in the U.S. As a result, the Company believes it is more appropriate to use the U.S. federal statutory income tax rate of 21% in its reconciliation of the statutory rate to its reported income tax provision (benefit). The Company’s income tax provision (benefit) differs from the 21% U.S. federal statutory income tax rate applied to income (loss) before taxes due to the mix of earnings generated across the various jurisdictions in which operations are conducted, in addition to the tax deductions generated through the Company’s capital structure.
The differences between income taxes expected at U.S. federal statutory income tax rates and the tax provision (benefits) are as set forth below:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Income taxes computed at Federal statutory rate	$(75.3)	$(248.1)	$(419.5)
Foreign affiliate dividends	(6.7)	(27.3)	(35.4)
Foreign operations subject to different income tax rates	18.5	41.2	48.2
State income tax	(5.0)	(9.6)	(0.5)
Gain on sale of assets	8.4	—	—
Nondeductible goodwill impairment	—	101.9	304.3
Remeasurements of originating deferred tax assets and liabilities	(684.5)	(78.3)	13.6
Permanent differences	2.3	1.0	2.3
Nondeductible share based compensation	0.8	2.5	2.3
Nondeductible officers compensation	4.2	7.7	9.8
Non-controlling interest in partnerships	2.8	18.6	1.8
Uncertain tax benefits	1.4	(70.0)	5.3
Other	2.1	(0.9)	1.9
Changes in valuation allowance	745.8	196.3	87.2

Total provision (benefit) for income taxes	$14.8	$(65.0)	$21.3

For the fiscal years ended March 31, 2025, 2024 and 2023, the Company’s income tax provision (benefit) includes certain foreign affiliate dividends that can be received in its Canadian jurisdiction without being subject to income tax under local law. As a result of an internal capital restructuring during a prior fiscal year, the Company generated a net operating loss carryforward under local income tax law in another foreign jurisdiction which was offset by a valuation allowance based on the Company’s assessment, and which is being absorbed by taxable income annually.

The income tax effects of temporary differences between the book value and tax basis of assets and liabilities are as follows:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Deferred tax assets:
Net operating losses	$1,286.3	$624.4
Foreign tax credits	49.0	64.9
Investment in film and television programs	54.0	34.2
Accrued compensation	43.9	54.3
Operating leases - liabilities	89.7	99.0
Other assets	58.0	57.7
Reserves	20.6	22.9
Interest	266.0	201.0

Total deferred tax assets	1,867.5	1,158.4
Valuation allowance	(1,589.1)	(808.3)

Deferred tax assets, net of valuation allowance	278.4	350.1
Deferred tax liabilities:
Intangible assets	(189.4)	(222.4)
Operating leases - assets	(77.2)	(88.9)
Other	(31.9)	(52.1)

Total deferred tax liabilities	$(298.5)	$(363.4)

Net deferred tax liabilities	$(20.1)	$(13.3)

The Company has recorded valuation allowances for certain deferred tax assets, which are primarily related to U.S. federal, state and foreign net operating loss carryforwards (“NOLs”), U.S. federal foreign tax credit carryforwards, and carryforwards of U.S. federal and state interest expenses limited in their deduction under the Internal Revenue Code and similar state and local statutes. In its assessment, the Company has concluded there to be sufficient uncertainty regarding the future realization of these deferred tax assets
The table below presents the changes in the deferred tax valuation allowances:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Beginning balance	$808.3	$455.7	$362.8
Changes in valuation allowance	745.8	196.3	87.2
Other (1)	35.0	156.3	5.7

Ending balance	$1,589.1	$808.3	$455.7

(1)
Valuation allowance adjustments recorded in other comprehensive income are primarily associated with hedging activity. Amounts for the years ended March 31, 2025 and March 31, 2024 also include opening balances of $23.0 million and $187.0 million, respectively, due to the acquisition of eOne on December 27, 2023.

As of March 31, 2025, the Company had U.S. federal NOLs of approximately $1,311.2 million available to reduce future U.S. federal income taxes, certain of which expire beginning in 2037 through 2038. As of March 31, 2025, the Company had state NOLs of approximately $1,230.3 million available to reduce future state income taxes which expire in varying amounts beginning in 2026. As of March 31, 2025, the Company had Canadian NOLs of $332.2 million which will expire beginning in 2030. As of March 31, 2025, the Company had Luxembourg NOLs of $3,354.6 million which will expire beginning in 2036. As of March 31, 2025 the Company had Spanish loss carryforwards of $95.6 million which will expire beginning in 2036. As of March 31, 2025 the Company had U.K. NOLs of $64.9 million with no expiration. As of March 31, 2025, the Company had other foreign jurisdiction NOLs of $47.5 million which will expire beginning in 2028. In addition, as of March 31, 2025, the Company had U.S. federal credit carryforwards related to foreign taxes paid of approximately $49.0 million to offset future U.S. federal income taxes that will expire beginning in 2026.
The unrecognized tax benefits that are not expected to result in payment or receipt of cash within one year are classified as “other liabilities” in the consolidated balance sheets. As of March 31, 2025 and 2024, the total amount of gross unrecognized tax benefits, exclusive of interest and penalties, was $0.4 million and $12.1 million, respectively, which, if recognized, would favorably impact the Company’s effective tax rate. The aggregate changes in the Company’s gross amount of unrecognized tax benefits, exclusive of interest and penalties, are summarized as follows:

Amounts in millions
Gross unrecognized tax benefits at March 31, 2022 (liability as of March 31, 2022)	$70.2
Increases related to current year tax position	—
Increases related to prior year tax positions	0.2
Decreases related to prior year tax positions	—
Settlements	(4.3)
Lapse in statute of limitations	(1.2)

Gross unrecognized tax benefits at March 31, 2023 (liability as of March 31, 2023)	64.9
Increases related to current year tax position	—
Increases related to prior year tax positions	8.9
Decreases related to prior year tax positions	—
Settlements	(60.7)
Lapse in statute of limitations	(1)

Gross unrecognized tax benefits at March 31, 2024 (liability as of March 31, 2024)	12.1
Increases related to current year tax position	—
Increases related to prior year tax positions	2.0
Decreases related to prior year tax positions	(2.0)
Settlements	(2.6)
Lapse in statute of limitations	(1.4)

Gross unrecognized tax benefits at March 31, 2025 (liability as of March 31, 2025)	$8.1

The Company records interest and penalties on unrecognized tax benefits as part of its income tax provision (benefit). For the years ended March 31, 2025, 2024, and 2023, the Company recognized as a charge or (benefit)

for interest and penalties related to uncertain tax positions of $(4.2) million, $(8.9) million, and $5.0 million, respectively. The liability for accrued interest and penalties amounted to $2.0 million and $7.0 million as of March 31, 2025 and 2024, respectively.
The Company estimates that it is reasonably possible that the liability for unrecognized tax benefits will decrease in the next twelve months by $0.8 million, inclusive of interest and penalties, as a result of projected audit settlements in certain jurisdictions.
The Company is subject to taxation in the U.S. and various state, local, and foreign jurisdictions. To the extent allowed by law, the taxing authorities may have the right to examine prior periods where NOLs were generated and carried forward and make adjustments up to the amount of the NOLs. While the Company is in various stages of inquiry and examination with certain taxing authorities and believes that its tax positions will more likely than not be sustained, it is nonetheless possible that future obligations related to these matters could arise. The Company believes that adequate amounts have been reserved for any adjustments that may ultimately result from an examination.